Transfer of financial assets	12 Months Ended
Dec. 31, 2017
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Transfer of financial assets

42 Transfer of financial assets

The majority of ING’s financial assets that have been transferred, but do not qualify for derecognition are debt instruments used in securities lending or sale and repurchase transactions. Reference is made to Note 48 ‘Structured entities’.

Transfer of financial assets not qualifying for derecognition
	Securities lending				Sale and repurchase
	Equity		Debt		Equity		Debt
	2017	2016	2017	2016	2017	2016	2017	2016
Transferred assets at carrying amount
Financial assets at fair value through profit or loss	3,995	1,428			2,120	4,106	6,864	8,965
Investments	2	2					621	1,427
Loans and advances to customers								25
Associated liabilities at carrying amount
Deposits from banks		n.a		n.a
Customer deposits		n.a		n.a
Financial liabilities at fair value through profit or loss	3,985	1,443			2,148	4,635	2,599	4,280

The table above include the associated liabilities which are reported after offsetting, compared to the gross positions of the encumbered assets.

Included in the table above, are the carrying amounts of transferred assets under repurchase agreements, and securities lending that do not qualify for derecognition.

The table above do not include assets transferred to consolidated securitisation entities as the related assets remain recognised in the consolidated statement of financial position.